Shareholders' capital (Tables)	6 Months Ended
Jun. 30, 2020
Equity [Abstract]
Number of Common Shares
Number of common shares

	Six months ended June 30
	2020	2019
Common shares, beginning of period	524,223,323	488,851,433
Public offering	8,664,563	509,431
Dividend reinvestment plan	1,911,697	3,225,749
Exercise of share-based awards (b)	1,344,375	886,931
Conversion of convertible debentures	1,509	11,883
Common shares, end of period	536,145,467	493,485,427

Fair Value of Share Options Granted
The following assumptions were used in determining the fair value of share options granted:

	2020
Risk-free interest rate	1.2%
Expected volatility	24%
Expected dividend yield	4.1%
Expected life	5.50 years
Weighted average grant date fair value per option	C$	2.75